Segment information - Geographical area	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment information - Geographical area

3.Segment information - Geographical area

Second Quarter	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2025	5,531	4,680	2,356	12,567
2026	5,694	5,067	2,285	13,046
Change (%)	2.9	8.3	(3.0)	3.8

First Half	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2025	11,400	9,424	4,682	25,506
2026	11,298	9,756	4,569	25,623
Change (%)	(0.9)	3.5	(2.4)	0.5